Tax matters - Statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Tax matters
Accounting profit/(loss) before income tax	$ (411,819)	$ 35,568		$ (14,997)
Adjustment for discontinued operations	(28,135)
Accounting profit/(loss) before income tax	$ (439,954)
Effective tax rate	24.00%	49.00%		43.00%
At weighted effective tax rate of 24% (2018: 49% and 2017: 43%)	$ (105,369)	$ 17,409		$ (6,399)
Non-taxable income/(expenses)	(17,020)	(14,856)		96
Non-deductible expenses	49,390	25,079		18,278
Movements in unprovided deferred tax	4,604	7,620		7,138
US Tax Reform - federal tax rate change				(31,257)
Differing territorial tax rates	(3,987)	(2,262)		2
Adjustments in respect of prior periods	2,160	(1,038)		1,233
Other items	20,407	(4,936)		(845)
Elimination of effect of interest in joint ventures	917	1,079		1,458
Other permanent differences	9,234	1,242		(1,685)
Incentives and deductions	(1,302)	(6,944)		(3,188)
US State taxes	(824)	1,235		348
Taxable capital gains	249	607
Adjustments in current income tax due to discounted operations		(3,776)		596
Income tax expense (benefit)	$ (41,541)	$ 20,459	[1]	$ (14,225)	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.